INVESTMENTS - Narrative (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($) director	Jun. 30, 2023 USD ($) director	Dec. 09, 2022
Schedule of Equity Method Investments [Line Items]
Net income from equity method investments	$ 114	$ 243
Cash distributions received		263
Undistributed earnings	$ 1	$ 1
Brookfield Asset Management ULC
Schedule of Equity Method Investments [Line Items]
Ownership percentage	25.00%	25.00%	25.00%
Number of directors able to appoint | director	2	2